Senior Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Senior Notes Payable [Abstract]
Schedule of Senior Notes Payable, Net

Senior notes payable, net, are comprised of the following:

	September 30, 2025	December 31, 2024
Senior Notes Payable:
6.375% Senior notes due February 28, 2025	$—	$145,211
5.50% Senior notes due March 31, 2026	101,451	216,662
6.50% Senior notes due September 30, 2026	178,433	180,464
5.00% Senior notes due December 31, 2026	177,563	322,667
8.00% New Notes due January 1, 2028	277,007	—
6.00% Senior notes due January 31, 2028	213,876	264,345
5.25% Senior notes due August 31, 2028	362,999	401,307
Subtotal	1,311,329	1,530,656
Less: Unamortized debt issuance costs	(18)	(95)
Total Senior Notes Payable	$1,311,311	$1,530,561

Senior notes payable, net, is comprised of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
6.750% Senior notes due May 31, 2024	$—	$140,492
6.375% Senior notes due February 28, 2025	145,211	146,432
5.500% Senior notes due March 31, 2026	216,662	217,440
6.500% Senior notes due September 30, 2026	180,464	180,532
5.000% Senior notes due December 31, 2026	322,667	324,714
6.000% Senior notes due January 31, 2028	264,345	266,058
5.250% Senior notes due August 31, 2028	401,307	405,483
	1,530,656	1,681,151
Less: Unamortized debt issuance costs	(95)	(13,130)
	$1,530,561	$1,668,021

Schedule of Senior Notes and New Notes Issued	The exchange dates, senior notes exchanged, New Notes issued and the issuance of warrants in conjunction with each of the five private exchange transactions (see Note 19 — Stockholder’s Equity for discussion of the warrants) during the nine months ended September 30, 2025 are summarized in the following table:
	Exchange Date					Total
	March 26, 2025	April 7, 2025	May 21, 2025	June 30, 2025	July 11, 2025
5.50% Senior Notes due 2026	$86,309	$—	$29,535	$—	$—	$115,844
6.50% Senior Notes due 2026	—	—	—	—	2,061	2,061
5.00% Senior Notes due 2026	36,745	7,000	75,000	8,021	19,682	146,448
6.00% Senior Notes due 2028	—	10,000	34,537	1,892	4,706	51,135
5.25% Senior Notes due 2028	—	5,000	—	18,096	16,389	39,485
Total exchanged Senior Notes principal	$123,054	$22,000	$139,072	$28,009	$42,838	$354,973

8.00% New Notes principal due in 2028	$87,753	$9,992	$93,067	$13,000	$24,611	$228,423

Warrants issued with the exchange (Note 19)	351,012	39,968	372,268	52,000	98,444	913,692

Schedule of Maturities

As of December 31, 2024, the aggregate maturities of borrowings from notes payable, term loans, credit facilities, and senior notes for the next five years are as follows:

Amount
2025	$209,352
2026	747,343
2027	166,049
2028	665,735
2029	81